UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:   3/31/14

Item 1.  Reports to Stockholders.

Sandalwood Opportunity Fund

Class A Shares: SANAX

Class I Shares: SANIX

Class C Shares: SANCX

Semi-Annual Report

March 31, 2014

www.sandalwoodfund.com

1-888-868-9501

Distributed by Northern Lights Distributors, LLC

          Member FINRA

Sandalwood Opportunity Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2014

The Fund’s performance figures* for the period ended March 31, 2014, compared to its benchmark:

	Six Month	Inception**- March 31, 2014
Sandalwood Opportunity Fund – Class A	4.12%	10.08%
Sandalwood Opportunity Fund – Class A with load	(1.84)%	5.30%
Sandalwood Opportunity Fund – Class I Sandalwood Opportunity Fund – Class C	4.23% N/A	10.34% 0.74%
HFRX Fixed Income - Credit Index	3.54%	8.57%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%, where applicable.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses after fee waiver are 2.95% for Class A shares, 2.70% for Class I shares and 3.70% for Class C per the January 27, 2014, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

** Inception date is November 29, 2012 for Class A and Class I shares. Inception date is February 11, 2014 for Class C shares.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Corporate Bonds and Notes	56.4%
Asset Backed Securities	20.7%
Commercial Mortgage Backed Securities Money Market Fund	10.2% 7.9%
U.S. Government and Agency Obligation	0.1%
U.S. Municipals Other, Cash & Cash Equivalents	0.1% 4.6%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	March 31, 2014
Principal ($)		Value
	ASSET BACKED SECURITIES - 20.7%
464,603	Accredited Mortgage Loan Trust, 2.179% due 10/25/34	$ 398,105
2,915,000	Ameriquest Mortgage Securities, Inc., 0.564% due 3/25/36	1,894,604
1,000,000	Bear Stearns Asset Backed Securities I Trust, 1.504% due 3/25/35	560,932
654,810	CDC Mortgage Capital Trust, 1.954% due 6/25/34	592,908
1,265,803	Centex Home Equity, 1.304% due 9/25/32	678,758
367,003	Centex Home Equity, 1.154% due 9/25/34	271,524
451,284	Countrywide Asset-Backed Certificates, 0.694% due 4/25/32	293,401
451,216	Countrywide Asset-Backed Certificates, 1.879% due 7/25/34	398,792
2,920,000	Credit-Based Asset Servicing and Securitization LLC, 0.854% due 7/25/36, 144A	1,963,761
852,544	Delta Funding Home Equity Loan Trust, 7.790% due 5/25/30	836,549
1,139,807	Delta Funding Home Equity Loan Trust, 8.860% due 8/15/30	1,065,188
1,740,325	Equifirst Mortgage Loan Trust, 0.864% due 4/25/35	1,104,153
1,340,209	Finance America Mortgage Loan Trust, 1.174% due 11/25/34	974,997
5,000,000	First Frankin Mortgage Loan Trust, 0.824% due 9/25/35	3,268,175
3,100,000	First Frankin Mortgage Loan Trust, 0.654% due 12/25/35	2,039,490
1,390,000	Fremont Home Loan Trust, 0.674% due 7/25/35	937,516
237,122	Home Equity Asset Trust, 2.704% due 3/25/33	183,837
977,412	Home Equity Asset Trust, 1.654% due 3/25/35	723,698
213,320	Indymac Home Equity Asset, 2.329% due 12/25/32	135,699
1,097,442	Longbeach Mortgage Loan Trust, 3.379% due 8/25/33	970,797
2,083,992	Meritage Mortgage Loan Trust, 0.949% due 11/25/35	1,264,568
3,210,939	Merrill Lynch Mortgage Investors Trust Series, 2.329% due 7/25/34	2,472,301
2,373,295	Merrill Lynch Mortgage Investors Trust Series, 0.404% due 7/25/37	923,373
556,456	Morgan Stanley ABS Capital, Inc., 0.314% due 4/25/36	503,774
570,804	Morgan Stanley Home Equity Loan Trust, 0.254% due 4/25/37	331,126
859,078	Morgan Stanley Mortgage Loan Trust, 6.000% due 4/25/37	556,869
1,091,517	New Century Home Equity Loan, 2.479% due5/25/34	875,202
1,027,807	New Century Home Equity Loan, 1.729% due 11/25/34	784,426
219,002	Option One Mortgage Accep Corp., 3.154% 6/25/33	177,933
500,000	Park Place Securities, Inc., 0.644% due 5/25/35	380,508
1,177,016	Renaissance Home Equity Loan Trust, 5.157% 11/25/34	1,053,894
6,500,000	Structured Asset Investment Loan Trust, 0.584% due 12/25/35	3,356,463
553,369	Structured Asset Securities Corp., 2.059% due 2/25/35	506,054
260,000	Terwin Mortgage Trust, 1.654% due 10/25/38, 144A	138,747
	TOTAL ASSET BACKED SECURITIES (Cost $30,951,209)	32,618,122

	CORPORATE BONDS AND NOTES - 56.4%
	AEROSPACE/DEFENSE - 0.7%
1,045,000	Ducommun, Inc., 9.750% due 7/15/18	1,170,400

	ALTERNATIVE WASTE TECHNOLOGY - 1.0%
1,500,000	ADS Waste Holdings, Inc., 8.250% due 10/1/20	1,631,250

	AUTO/TRUCK PARTS & EQUIPMENT - 1.0%
1,547,800	Visteon Corp., 6.750% due 4/15/19	1,627,125

	BROADCAST SERVICE - 0.4%
603,000	Starz Finance Corp., 5.000% due 9/15/19	622,597

	BUILDING PRODUCTS-CEMENT - 0.9%
1,300,000	US Concrete, Inc., 8.500% due 12/1/18, 144A	1,410,500

See accompanying notes to financial statements.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	March 31, 2014
Principal ($)		Value
	BUILDING-RESIDENTIAL - 0.1%
120,000	Beazer Homes USA, Inc., 9.125% due 5/15/19	$ 129,300

	CABLE/SATELLITE TV - 2.0%
1,373,000	CCO Holdings LLC, 7.250% due 10/30/17	1,453,664
1,500,000	Nara Cable Funding Ltd., 8.875% due 12/1/18, 144A	1,633,125
		3,086,789
	CAPACITORS - 1.1%
1,715,000	Kemet Corp., 10.500% due 5/1/18	1,796,462

	CASINO HOTEL - 0.4%
525,000	Marina District Finance Co., Inc., 9.875% due 8/15/18	564,375

	CELLULAR TELECOM - 0.3%
500,000	MetroPCS Wireless, Inc., 7.875% due 9/1/18	531,250

	CHEMICALS - 1.0%
445,000	Cornerstone Chemical Co., 9.375% due 3/15/18, 144A	471,700
1,146,000	HIG BBC Intermediate Holdings, Inc., 10.500% due 9/15/18, 144A	1,146,000
		1,617,700
	COMPUTER SERVICES - 1.3%
175,000	Stream Global Services, Inc., 11.250% due 10/1/14	175,000
1,777,000	SunGard Data Systems, Inc., 7.375% due 11/15/18	1,883,620
		2,058,620
	CONSUMER PRODUCTS-MISC - 2.5%
1,555,000	American Achievement Corp., 10.875% due 4/15/16, 144A	1,640,525
2,202,000	Armored Autogroup, Inc., 9.250% due 11/1/18	2,309,347
		3,949,872
	CONTAINERS-PAPER & PLASTIC - 1.4%
1,150,000	Berry Plastics Co., Inc., 9.500% due 5/15/18	1,216,125
1,000,000	Packaging Dynamics Corp., 8.750% due 2/1/16, 144A	1,026,250
		2,242,375
	DATA PROCESSING & MANAGEMENT - 1.4%
2,025,000	First Data Corp., 11.750% due 8/15/21	2,126,250

	DIVERSIFIED OPERATIONS - 0.7%
1,000,000	Alphabet Holding Co., Inc., 7.750% due 11/1/17	1,033,750

	ELECTRIC - 1.3%
1,169,000	Energy Future Intermediate Holding Co LLC, 11.000% due 10/1/21	1,312,202
573,000	Energy Future Intermediate Holding Co LLC, 12.250% due 3/1/22, 144A	676,140
		1,988,342
	ELECTRONIC COMPONENTS-MISC - 0.4%
625,000	Sanmina Corp., 7.000% due 5/15/19, 144A	661,719

	ELECTRONIC COMPONENTS-SEMICONDUCTORS - 0.7%
1,000,000	Amkor Technology, Inc., 7.375% due 5/1/18	1,042,500

	FILTRATION/SEPERATION PRODUCTS - 0.7%
1,000,000	Polypore International, Inc., 7.500% due 11/15/17	1,060,000

See accompanying notes to financial statements.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	March 31, 2014
Principal ($)		Value
	FINANCE-COMMERCIAL - 0.6%
1,000,000	Jefferies Finance LLC, 6.875% due 4/15/22, 144A	$ 1,007,500

	FOOD MISCELLANEOUS - 2.0%
1,096,000	Del Monte Corp., 7.625% due 12/15/19	1,141,895
2,000,000	Michael Foods Holding, Inc., 8.500% due 7/15/18, 144A	2,090,000
		3,231,895
	FOOD-RETAIL - 0.3%
500,000	Stater Bros Holdings, Inc., 7.375% due 11/15/18	527,500

	FOOD - WHOLESALE - 1.0%
1,500,000	U.S. Foods, Inc., 8.500% due 6/30/19	1,623,000

	HEALTHCARE SERVICES - 0.7%
1,000,000	DaVita, Inc., 6.375% due 11/1/18	1,051,250

	INDEPENDENT POWER PRODUCER - 0.5%
699,000	Genon Energy, Inc., 9.875% due 10/15/20	712,980

	ATHLETIC EQUIPMENT - 0.9%
1,384,000	Easton-Bell Sports, Inc., 9.750% due12/1/16	1,458,418

	MACHINERY-CONSTRUCTION & MINING - 2.4%
2,500,000	BlueLine Rental Finance Corp., 7.000% due 2/1/19, 144A	2,643,750
1,152,000	Permian Holdings, Inc., 10.500% due 1/15/18, 144A	1,172,160
		3,815,910
	MEDICAL - BIOMEDICAL - 0.7%
1,055,000	STHI Holding Corp., 8.000% due 3/15/18, 144A	1,118,300

	MEDICAL - DRUGS - 0.7%
1,000,000	Grifols, Inc., 8.250% due 2/1/18	1,061,880

	MEDICAL - PRODUCTS - 0.2%
250,000	Mallinckrodt International Finance SA, 3.500% due 4/15/18, 144A	246,265

	MEDICAL-HOSPITALS - 2.2%
500,000	Capella Healthcare, Inc., 9.250% due 7/1/17	531,250
2,445,000	HCA, Inc., 8.500% due 4/15/19	2,557,470
305,712	IASIS Capital Corp., 8.375% due 5/15/19	326,348
		3,415,068
	METAL-COPPER - 1.0%
1,750,000	Cobre Del Mayo SA de CV, 10.750% due 11/15/18	1,557,500

	DIVERSIFIED MINERALS - 0.3%
431,000	FMG Resources August 2006 Pty Ltd., 6.875% due2/1/18, 144A	454,166

	MULTIMEDIA - 0.3%
500,000	Quebecor Media, Inc., 7.750% due 3/15/16	501,250

	NON-FERROUS METALS - 0.1%
165,000	Thompson Creek Metals Co., 7.375% due 6/1/18	151,388

See accompanying notes to financial statements.

.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	March 31, 2014
Principal ($)		Value
	OFFICE AUTOMATION & EQUIPMENT - 0.0%
36,000	CDW Finance Corp., 12.535% due 10/12/2017	$ 37,620

	OIL EXPLORATION & PRODUCTION - 2.6%
1,200,000	Aurora USA Oil & Gas, Inc., 9.875% due 2/15/17, 144A	1,323,000
790,000	Chesapeake Oilfield Operating, Inc., 6.625% due 11/15/19	819,625
1,010,000	Newfield Exploration Co., 7.125% due 5/15/18	1,040,300
832,000	Swift Energy Company, 7.125% due 6/1/17	840,320
		4,023,245
	OIL-FIELD SERVICES - 1.7%
795,000	Petroleum Geo-Services, 7.375% due 12/15/18, 144A	852,638
1,789,789	Stallion Oilfield Holdings, Inc., 8.000% due 6/19/18,	1,833,415
		2,686,053
	OIL & GAS DRILLING - 1.5%
2,463,000	Sidewinder Drilling, Inc., 9.750% due 11/15/19, 144A	2,426,055

	RETAIL - APPAREL - 1.3%
1,217,000	Burlington Holding Finance, Inc., 9.000% due 2/15/18, 144A	1,244,382
750,000	J Crew Group, Inc., 8.125% due 3/1/19	780,472
		2,024,854
	RETAIL - CONSUMER ELECTRONICS - 0.2%
340,000	Best Buy, Inc., 5.000% due 8/1/18	352,325

	RETAIL - FABRICS STORE - 0.3%
475,000	Jo-Ann Stores Holdings, Inc., 9.750% due 10/15/19, 144A	495,188

	RETAIL - MAJOR DEPARTMENT STORE - 1.7%
2,500,000	Neiman Marcus Group Ltd., Inc., 8.000% due 10/15/21, 144A	2,746,875

	SATELLITE TELECOM - 1.9%
2,500,000	Intelsat Jackson Holdings SA, 7.500% due 4/1/21	2,743,750
226,000	Telesat Canada/ Telesat LLC, 6.000% due 5/15/17, 144A	233,910
		2,977,660
	SEISMIC DATA COLLECTION - 1.1%
990,000	Cie Generale de Geophysique-Veritas, 7.750% due 5/15/17, ADR	1,004,850
670,000	Cie Generale de Geophysique-Veritas, 9.500% due 5/15/16, ADR	690,100
		1,694,950
	STEEL PIPE & TUBE - 0.8%
450,000	Atkore International, Inc., 9.875% due 1/1/18	483,750
750,000	Mueller Water Products, Inc., 7.375% due 6/1/17	766,875
		1,250,625
	STORAGE/WAREHOUSING - 2.1%
3,000,000	Algeco Scotsman Global Finance PLC, 10.750% due 10/15/19, 144A	3,322,500

	TELECOM SERVICES - 2.9%
662,000	Qwest Corp., 7.200% due 11/10/26	666,774
474,000	Virgin Media Secured Finance PLC, 6.500% due 1/15/18	491,183
2,000,000	West Corp., 7.875% due 1/15/19	2,145,000
1,200,000	Wind Acquisition Financial SA, 11.750% due 7/15/17, 144A	1,264,500
		4,567,457
	TELEPHONE INTEGRATED - 0.7%
1,000,000	Level 3 Financing, Inc., 8.125% due 7/1/19	1,097,500

See accompanying notes to financial statements.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	March 31, 2014
Principal ($)		Value
	TELEVISION - 1.0%
1,480,000	Videotron Ltd., 9.125% due 4/15/18	$ 1,535,500

	TRANSPORTATION-EQUIPMENT & LEASING - 0.1%
136,704	AWAS Aviation Capital Ltd., 7.000% due 10/17/16, 144A	141,489

	TRANSPORTATION-RAIL - 0.4%
600,000	Florida East Coast Railway Corp., 8.125% due 2/1/17	627,000

	TRANSPORTATION-TRUCK - 1.3%
2,041,125	YRC WorldWide, 8.000% due 2/13/19	2,064,087

	WIRE & CABLE PRODUCTS - 0.9%
1,300,000	WireCo WorldGroup, Inc., 9.500% due 5/15/17	1,339,000

	WIRELESS EQUIPMENT - 0.7%
1,000,000	Brightstar Corp., 7.250% due 8/1/18, 144A	1,102,500

	TOTAL CORPORATE BONDS & NOTES (Cost $88,376,880)	88,797,929

	COMMERCIAL MORTGAGE BACKED SECURITIES - 10.2%
86,594	Bank of America Mortgage Securities 2003-5 3B4, 7.500% due 2/25/31, 144A	69,147
64,691	Bank of America Mortgage Securities 2003-5 3B5, 7.500% due 2/25/31, 144A	40,679
43,020	Bank of America Mortgage Securities 2003-5 3B6, 7.500% due 2/25/31, 144A	13,945
54,320	Bayview Commercial Asset Trust, 1.754% due 1/25/35 144A	45,112
4,750,000	Bayview Financial Acquisition Trust, 0.513% due 12/28/36	2,997,844
1,000,000	Bayview Financial Mortgage Pass-Through Trust, 0.953% due 6/28/44	658,516
1,625,000	Credit Suisse Commercial Mortgage Trust, 5.792% due 6/15/38	1,130,417
150,000	Credit Suisse First Boston Mortgage Securities Corp., 5.386% due 8/15/38, 144A	137,639
5,501,672	GSAMP Trust 2006-S4, 0.334% due 5/25/36	1,191,062
2,507,512	GSAMP Trust 2006-S4, 6.031% due 5/25/36	801,551
1,103,810	GSRPM Mortgage Loan Trust 2003-2, 3.079% due 6/25/33	896,578
847,610	Impac CMB Trust Series 2005-4, 0.799% due 5/25/35	628,164
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 6.025% due 4/15/45	1,078,923
1,717,000	Merrill Lynch Commercial Mortgage Trust 2006-4, 5.324% due 12/12/49	1,103,447
992,000	Prime Mortgage Trust, 0.754% due 2/25/35	405,694
1,200,335	Residential Asset Securities Corp., 2003-KS3 Trust, 1.159% due 5/25/33	846,069
1,099,940	Residential Asset Securities Corp., 2004-KS3 Trust, 1.729% due 4/25/34	775,520
949,025	Residential Asset Mortgage Products 2004-RS11 Trust, 2.074% due 11/25/34	705,450
200,000	Sovereign Commercial Mortgage Securities Trust , 6.021% due 7/22/30, 144A	190,664
1,389,222	Truman Capital Mortgage Loan, 2.904% due 1/25/34, 144A	1,189,810
2,771,106	Voyager CBASS Delaware Trust, 0.384% due 2/26/37, 144A	389,185
1,245,000	Wachovia Mortgage Loan Trust, 0.844% due 10/25/35	824,552
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $16,024,975)	16,119,968

See accompanying notes to financial statements.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	March 31, 2014
Shares		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.1%
388,724	Freddie Mac REMICS, 6.537% due 8/15/35 (Cost $80,754)	$ 77,769

	U.S. MUNICIPALS - 0.1%
239,000	Commonwealth of Puerto Rico, 8.000% due 7/1/35 (Cost $228,458)	223,021

	SHORT-TERM INVESTMENT - 7.9%
	MONEY MARKET FUND- 7.9%
12,425,375	Fidelity Institutional Money Market Fund-	12,425,375
	Money Market Portfolio, to yield 0.13% * (Cost $12,425,375)

	TOTAL INVESTMENTS - 95.4% (Cost $148,087,651) (a)	$ 150,262,184
	OTHER ASSETS LESS LIABILITIES - 4.6%	7,276,606
	NET ASSETS - 100.0%	$ 157,538,790

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $148,089,526 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 2,913,275
	Unrealized Depreciation:	(740,617)
	Net Unrealized Appreciation:	$ 2,172,658

* Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At March 31, 2014 144A securities amounted to $36,729,826 or 23.5% of net assets.

ADR- American Depositary Receipt.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Unrealized Gain (Loss)
SWAP CONTRACTS
Air Castle Ltd., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $773,000)	$ (1,933)

BMC Software Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $500,000)	(1,250)

Clearwire Communications Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $540,000)	2,700

Exterran Holding Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $725,000)	(3,625)

Frontier Communications, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $609,000)	(1,522)

Mallinckrodt International Finance Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $500,000)	(1,250)

NCL Corp. Ltd., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $425,000)	-

Paetec Holding Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $674,000)	(1,685)

Seadrill Ltd., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment vs. 3 month LIBOR (Notional Value $1,250,000)	(3,125)

Net Unrealized Loss on Swap Contracts	$ (11,690)

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

ASSETS
Investment in Securities (identified cost $148,087,651)	$ 150,262,184
Receivable for securities sold	5,911,906
Receivable for Fund shares sold	1,155,568
Interest receivable	2,296,423
Prepaid expenses and other assets	69,119
TOTAL ASSETS	159,695,200

LIABILITIES
Payable for investments purchased	1,828,114
Investment advisory fees payable	251,851
Payable for Fund shares repurchased	21,359
Fees payable to other affiliates	18,174
Distribution (12b-1) fees payable	11,764
Unrealized depreciation on swap contracts	11,690
Accrued expenses and other liabilities	13,458
TOTAL LIABILITIES	2,156,410
NET ASSETS	$ 157,538,790

Net Assets Consist Of:
Paid in capital	$ 156,296,905
Accumulated net investment loss	(1,761,483)
Accumulated net realized gain from security transactions and swap contracts	840,525
Net unrealized appreciation of investments and swap contracts	2,162,843
NET ASSETS	$ 157,538,790

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2014

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 58,768,931
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	5,434,360
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 10.81
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 11.47

Class I Shares:
Net Assets	$ 98,481,688
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	9,100,811
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.82

Class C Shares:
Net Assets	$ 288,171
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	26,422
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.91

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2014

INVESTMENT INCOME
Interest income	$ 2,568,259

EXPENSES
Investment advisory fees	1,181,442
Distribution (12b-1) Fees:
Class A	50,311
Class I	75
Administrative services fees	29,526
Professional fees	18,890
Registration fees	18,358
Transfer agent fees	18,308
Accounting services fees	16,514
Non 12b-1 shareholder servicing	11,638
Custodian fees	8,498
Trustees fees and expenses	5,470
Printing and postage expenses	4,870
Compliance officer fees	3,354
Insurance expense	771
Other expenses	4,225
TOTAL EXPENSES	1,372,250

Less: Fees waived by the Adviser	(62,817)

NET EXPENSES	1,309,433
NET INVESTMENT INCOME	1,258,826

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain:
Security transactions	331,543
Swaps contracts	410
331,953
Net change in unrealized appreciation (depreciation) on:
Investments	1,946,456
Swaps contracts	(11,690)
1,934,766

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,266,719

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,525,545

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2014	September 30,
	(Unaudited)	2013**
FROM OPERATIONS
Net investment income	$ 1,258,826	$ 723,627
Net realized gain from security transactions and swap contracts	331,543	872,709
Net change in unrealized appreciation of investments and swap contracts	1,934,766	228,077
Net increase in net assets resulting from operations	3,525,545	1,824,413

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(245,353)	-
Class I	(271,073)
From net investment income:
Class A	(1,053,324)	(429,074)
Class C	(296)	-
Class I	(1,450,263)	(658,690)
Net decrease in net assets resulting from distributions to shareholders	(3,020,309)	(1,087,764)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	38,941,720	26,639,567
Class C	288,011	-
Class I	76,614,358	34,119,193
Net asset value of shares issued in reinvestment of distributions:
Class A	805,690	182,100
Class C	246	-
Class I	1,353,763	491,887
Payments for shares redeemed:
Class A	(6,266,933)	(1,671,222)
Class I	(13,427,514)	(1,773,961)
Net increase in net assets resulting from shares of beneficial interest	98,309,341	57,987,564

TOTAL INCREASE IN NET ASSETS	98,814,577	58,724,213

NET ASSETS
Beginning of Period	58,724,213	-
End of Period	$ 157,538,790	$ 58,724,213
*Includes accumulated net investment loss of:	$ (1,761,483)	$ -

** The Sandalwood Opportunity Fund commenced operations on November 29, 2012.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2014	September 30,
	(Unaudited)	2013**

SHARE ACTIVITY
Class A:
Shares Sold	3,597,711	2,480,709
Shares Reinvested	74,760	17,026
Shares Redeemed	(580,715)	(155,131)
Net increase in shares of beneficial interest outstanding	3,091,756	2,342,604

Class C:
Shares Sold	26,399	-
Shares Reinvested	23	-
Net increase in shares of beneficial interest outstanding	26,422	-

Class I:
Shares Sold	7,069,473	3,263,238
Shares Reinvested	125,450	45,994
Shares Redeemed	(1,237,751)	(165,593)
Net increase in shares of beneficial interest outstanding	5,957,172	3,143,639

** The Sandalwood Opportunity Fund commenced operations on November 29, 2012.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	March 31, 2014		Period Ended
	(Unaudited)		September 30, 2013 (1)
Net asset value, beginning of period	$ 10.70		$ 10.00

Activity from investment operations:
Net investment income (2)	0.14		0.22
Net realized and unrealized
gain on investments	0.29		0.70
Total from investment operations	0.43		0.92

Less distributions from:
Net investment income	(0.25)		(0.22)
Net realized gains	(0.07)		-
Total distributions	(0.32)		(0.22)

Net asset value, end of period	$ 10.81		$ 10.70

Total return (3)(6)	4.12%		9.17%

Net assets, at end of period (000s)	$ 58,769		$ 25,607

Ratio of gross expenses to average
net assets (4)	3.08%	(5)	3.57%	(5)
Ratio of net expenses to average
net assets	2.95%	(5)	2.95%	(5)
Ratio of net investment income
to average net assets	2.58%	(5)	2.39%	(5)

Portfolio Turnover Rate	72%	(6)	87%	(6)

(1)	The Sandalwood Opportunity Fund commenced operations on November 29, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6) Not annualized.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	March 31, 2014		Period Ended
	(Unaudited)		September 30, 2013 (1)
Net asset value, beginning of period	$ 10.71		$ 10.00

Activity from investment operations:
Net investment income (2)	0.14		0.24
Net realized and unrealized
gain on investments	0.30		0.70
Total from investment operations	0.44		0.94

Less distributions from:
Net investment income	(0.26)		(0.23)
Net realized gains	(0.07)		-
Total distributions	(0.33)		(0.23)

Net asset value, end of period	$ 10.82		$ 10.71

Total return (3)(6)	4.23%		9.41%

Net assets, at end of period (000s)	$ 98,482		$ 33,657

Ratio of gross expenses to average
net assets (4)	2.83%	(5)	3.32%	(5)
Ratio of net expenses to average
net assets	2.70%	(5)	2.70%	(5)
Ratio of net investment income
to average net assets	2.79%	(5)	2.66%	(5)

Portfolio Turnover Rate	72%	(6)	87%	(6)

(1) The Sandalwood Opportunity Fund commenced operations on November 29, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6) Not annualized.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class C
	Six Months Ended
	March 31, 2014
	(Unaudited)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	0.07
Net realized and unrealized
gain on investments	0.92
Total from investment operations	0.99

Less distributions from:
Net investment income	(0.01)
Net realized gains	(0.07)
Total distributions	(0.08)

Net asset value, end of period	$ 10.91

Total return (3)(6)	0.74%

Net assets, at end of period (000s)	$ 288

Ratio of gross expenses to average
net assets (4)	3.83%	(5)
Ratio of net expenses to average
net assets	3.70%	(5)
Ratio of net investment income
to average net assets	4.57%	(5)

Portfolio Turnover Rate	72%	(6)

(1)	The Sandalwood Opportunity Fund Class C commenced operations on February 11, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, ifany, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6) Not annualized.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

1.

ORGANIZATION

The Sandalwood Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation.

The Fund currently offers Class A shares, Class I shares and Class C shares. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-advisers based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Sandalwood Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$ -	$ 88,797,929	$ -	$ 88,797,929
Asset Backed Securities	-	32,618,122	-	32,618,122
Commercial Mortgage Backed Securities	-	16,119,968	-	16,119,968
U.S. Government & Agency Obligations	-	77,769	-	77,769
U.S. Municipals	-	223,021	-	223,021
Short-Term Investment	12,425,375	-	-	12,425,375
Total	$ 12,425,375	$ 137,836,809	$ -	$ 150,262,184

Liabilities *	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 11,690	$ -	$ 11,690
Total	$ -	$ 11,690	$ -	$ 11,690

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset derivative available for offset under a master netting arrangement net of collateral pledged as of March 31, 2014.

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received		Net Amount
Swaps Contracts	$ 2,700	$ -	$ 2,700	$ -	$ 2,700	(1)	$ -
Total	$ 2,700	$ -	$ 2,700	$ -	$ 2,700		$ -
Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swaps Contracts	$ 14,390	$ -	$ 14,390	$ -	$ 14,390	(1)	$ -
Total	$ 14,390	$ -	$ 14,390	$ -	$ 14,390		$ -

(1) Any over-collateralization of total financial instruments is not shown.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Fund’s 2013 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.  The Fund is subject to equity price risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

The derivative instruments outstanding as of March 31, 2014 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $140,769,991 and $61,266,345, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Princeton Fund Advisors, LLC, serves as the Fund’s Investment Adviser (the “Adviser”). The Adviser has engaged Sandalwood Securities, Inc. as the primary sub-adviser to the Fund. The Fund, in consultation with Sandalwood Securities, Inc., has engaged the following sub-advisers to provide investment sub-advisory services to a portion of the assets of the Fund, as allocated to each sub-adviser Deer Park Road Corporation, Whippoorwill Associates, Acuity Capital Management, LLC and MidOcean Credit Fund Management, L.P., doing business as MidOcean Credit Partners. The Adviser compensates each sub-adviser for its services from the management fees received from the Fund.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisers, the Fund pays the Advisers a management fee, computed and accrued daily and paid monthly, at an annual rate of 2.55% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes,  or extraordinary expenses, such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser)), not

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

incurred in the ordinary course of the Fund’s business) do not exceed 2.95% per annum of Class A average daily net assets, 2.70% per annum for Class I average daily net assets and 3.70% per annum for Class C average daily net assets.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to Class A, Class I and Class C shares are subsequently less than 2.95%, 2.70% and 3.70% of average daily net assets, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.95%, 2.70% and 3.70% of average daily net assets for Class A, Class I and Class C shares, respectively. If the Operating Expenses attributable to the Class A, Class I and Class C shares subsequently exceed 2.95%, 2.70% and 3.70% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of March 31, 2014, the Adviser has $62,816 of waived/reimbursed expenses that may be recaptured no later than September 30, 2016.

Distributor- The Board has adopted the Trust’s Master Distribution and Shareholder Services Plan and for Class A shares and Class C with respect to the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plans”).  The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A and Class C, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A shares for the six months ended March 31, 2014, the Distributor received $5,612.07 from front-end sales charge of which $987.89 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Amounts due to GFS for these various services as of March 31, 2014 are reported in the Statement of Assets and Liabilities as “Payable to other affiliates”.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the following period was as follows:

Fiscal Year Ended
September 30, 2013

Ordinary Income	$ 1,087,764
Long-Term Capital Gain	-
Return of Capital	-
$ (364,137)

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ 510,447	$ -	$ -	$ -	$ -	$ 226,202	$ 736,649

The difference between the book basis and tax basis for unrealized appreciation and accumulated net realized gain from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassification for the period ended September 30, 2013 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$ -	$ 364,137	$ (364,137)

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

6.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

Sandalwood Opportunity Fund

EXPENSE EXAMPLES

March 31, 2014 (Unaudited)

As a shareholder of the Sandalwood Opportunity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Sandalwood Opportunity Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sandalwood Opportunity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13 – 3/31/14	Expense Ratio During Period** 10/1/13 – 3/31/14
Class A	$1,000.00	$1,041.20	$15.01	2.95%
Class C	1,000.00	1,007.40	4.88	3.70
Class I	1,000.00	1,042.30	13.75	2.70
Hypothetical (5% return before expenses)	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13 – 3/31/14	Expense Ratio During Period** 10/1/13 – 3/31/14
Class A	$1,000.00	$1,010.22	$14.78	2.95%
Class C	1,000.00	1,001.71	4.87	3.70
Class I	1,000.00	1,011.47	13.54	2.70

*Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISERS

Princeton Fund Advisors, LLC

1125 17th Street, Suite 1400

Denver, CO 80202

INVESTMENT PRIMARY SUB-ADVISER

Sandalwood Securities, Inc.

101 Eisenhower Parkway

Roseland, NJ 07068

INVESTMENT SUB-ADVISERS

Deer Park Road Corporation

1865 Ski Time Square, Suite 102

Steamboat Springs, CO 80477

Whippoorwill Associates, Inc.

11 Martine Avenue

White Plains, NY 10606

Acuity Capital Management, LLC

60 Arch Street, 2nd Floor

Greenwich, CT 06830

MidOcean Credit Fund Management, L.P.

320 Park Avenue, 16th Floor

New York, NY 10022

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/6/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/6/14